WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY GROWTH PORTFOLIO	March 31, 2023 (Unaudited)
SCHEDULE OF INVESTMENTS

	Shares	Value
COMMON STOCKS - 97.9% (a)
Communication Services - 1.2%
Bandwidth, Inc. - Class A (b)	193	$2,934
Cargurus, Inc. (b)	1,068	19,950
Cinemark Holdings, Inc. (b)	2,301	34,032
IMAX Corp. (b)	1,005	19,276
Integral Ad Science Holding Corp. (b)	1,545	22,047
Iridium Communications, Inc.	1,212	75,059
MediaAlpha, Inc.- Class A (b)	511	7,655
Shutterstock, Inc.	615	44,649
Thryv Holdings, Inc. (b)	569	13,121
Vimeo, Inc. (b)	3,040	11,643
Yelp, Inc. (b)	2,183	67,018
ZipRecruiter, Inc. - Class A (b)	1,831	29,186
		346,570
Consumer Discretionary - 12.0%
America's Car-Mart, Inc. (b)	1,790	141,786
Asbury Automotive Group, Inc. (b)	42	8,820
Bloomin' Brands, Inc.	871	22,341
Boot Barn Holdings, Inc. (b)	5,129	393,087
Cavco Industries, Inc. (b)	210	66,725
Chegg, Inc. (b)	713	11,622
Crocs, Inc. (b)	483	61,070
Dave & Buster's Entertainment, Inc. (b)	1,280	47,091
Denny's Corp. (b)	286	3,192
Everi Holdings, Inc. (b)	1,403	24,061
First Watch Restaurant Group, Inc. (b)	337	5,412
Fox Factory Holding Corp. (b)	236	28,643
Green Brick Partners, Inc. (b)	5,789	202,962
Helen of Troy Ltd. (b)	73	6,947
Hilton Grand Vacations, Inc. (b)	1,369	60,825
Inspired Entertainment, Inc. (b)	338	4,323
Installed Building Products, Inc.	30	3,421
International Game Technology PLC	395	10,586
KB Home	104	4,179
Kontoor Brands, Inc.	599	28,986
Legacy Housing Corp. (b)	422	9,605
Lindblad Expeditions Holdings, Inc. (b)	133	1,272
M/I Homes, Inc. (b)	33	2,082
MasterCraft Boat Holdings, Inc. (b)	280	8,520
Monarch Casino & Resort, Inc.	163	12,086
Murphy USA, Inc.	96	24,773
OneSpaWorld Holdings Ltd. (b)	2,998	35,946
Oxford Industries, Inc.	616	65,043
Perdoceo Education Corp. (b)	451	6,057
Portillo's, Inc. - Class A (b)	10,214	218,273
Red Rock Resorts, Inc. - Class A	381	16,981
Ruth's Hospitality Group, Inc.	1,794	29,458
SeaWorld Entertainment, Inc. (b)	1,085	66,521
Skyline Champion Corp. (b)	4,169	313,634
Steven Madden Ltd.	6,960	250,560
Stitch Fix, Inc. - Class A (b)	522	2,667
Stoneridge, Inc. (b)	7,890	147,543
Stride, Inc. (b)	981	38,504
Target Hospitality Corp. (b)	972	12,772
Texas Roadhouse, Inc.	5,981	646,307
The Buckle, Inc.	56	1,999
The Cheesecake Factory, Inc.	1,112	38,976
The Lovesac Co. (b)	6,223	179,845
TopBuild Corp. (b)	904	188,159
Visteon Corp. (b)	223	34,973
Wingstop, Inc.	323	59,296
WW International, Inc. (b)	738	3,041
Xponential Fitness, Inc. - Class A (b)	591	17,961
		3,568,933
Consumer Staples - 6.3%
BellRing Brands, Inc. (b)	131	4,454
Cal-Maine Foods, Inc.	1,100	66,979
Celsius Holdings, Inc. (b)	34	3,160
Coca-Cola Consolidated, Inc.	11	5,886
Coty, Inc. - Class A (b)	16,573	199,870
elf Beauty, Inc. (b)	6,928	570,521
Grocery Outlet Holding Corp. (b)	14,627	413,359
Herbalife Nutrition Ltd. (b)	1,268	20,415
Inter Parfums, Inc.	535	76,098
Lancaster Colony Corp.	140	28,403
LifeMD, Inc. (b)	10,042	17,071
Medifast, Inc.	76	7,879
Sovos Brands, Inc. (b)	11,659	194,472
Sprouts Farmers Market, Inc. (b)	770	26,973
The Beauty Health Co. (b)	17,482	220,798
The Chefs' Warehouse, Inc. (b)	610	20,771
		1,877,109
Energy - 5.8%
Arch Resources, Inc.	17	2,235
Berry Corp.	1,620	12,717
Cactus, Inc. - Class A	437	18,018
ChampionX Corp.	1,186	32,176
Chord Energy Corp.	326	43,880
Comstock Resources, Inc.	908	9,797
CONSOL Energy, Inc.	212	12,353
Earthstone Energy, Inc. - Class A (b)	35,395	460,489
Excelerate Energy, Inc. - Class A	16,460	364,424
Golar LNG Ltd. (b)	724	15,638
Kosmos Energy Ltd. (b)	2,558	19,032
Liberty Energy, Inc.	2,416	30,949
Magnolia Oil & Gas Corp. - Class A	2,447	53,540
Matador Resources Co.	402	19,155
Murphy Oil Corp.	641	23,704
NexTier Oilfield Solutions, Inc. (b)	2,291	18,213
Oceaneering International, Inc. (b)	1,313	23,148
Par Pacific Holdings, Inc. (b)	564	16,469
Patterson-UTI Energy, Inc.	1,397	16,345
Permian Resources Corp.	39,283	412,472
RPC, Inc.	4,534	34,867
SM Energy Co.	321	9,039
Solaris Oilfield Infrastructure, Inc. - Class A	157	1,341
Talos Energy, Inc. (b)	880	13,059
Tellurian, Inc. (b)	2,651	3,261
Uranium Energy Corp. (b)	2,702	7,782
US Silica Holdings, Inc. (b)	1,393	16,632
Weatherford International PLC (b)	597	35,432
		1,726,167
Financials - 6.3%
AvidXchange Holdings, Inc. (b)	569	4,438
Axos Financial, Inc. (b)	110	4,061
Banc of California, Inc.	2,045	25,624
Cadence Bank	12,425	257,943
Cass Information Systems, Inc.	557	24,124
Coastal Financial Corp. (b)	57	2,053
Esquire Financial Holdings, Inc.	860	33,626
EVERTEC, Inc.	773	26,089
Flywire Corp. (b)	321	9,424
GAMCO Investors, Inc. - Class A	678	12,848
Goosehead Insurance, Inc. - Class A (b)	200	10,440
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	173	4,948
Home BancShares, Inc.	14,157	307,348
HomeTrust Bancshares, Inc.	284	6,983
Houlihan Lokey, Inc.	442	38,671
I3 Verticals, Inc. - Class A (b)	6,203	152,160
International Money Express, Inc. (b)	1,021	26,321
James River Group Holdings Ltd.	5,417	111,861
Kinsale Capital Group, Inc.	233	69,935
Lakeland Financial Corp.	32	2,005
Marqeta, Inc. - Class A (b)	6,948	31,752
NMI Holdings, Inc. - Class A (b)	535	11,947
Palomar Holdings, Inc. (b)	392	21,638
Remitly Global, Inc. (b)	1,203	20,391
Repay Holdings Corp. (b)	24,435	160,538
RLI Corp.	56	7,443
StepStone Group, Inc. - Class A	2,729	66,233
StoneCo Ltd. - Class A (b)	4,881	46,565
Texas Capital Bancshares, Inc. (b)	2,564	125,533
The Bancorp, Inc. (b)	256	7,130
The Bank of NT Butterfield & Son Ltd.	357	9,639
Triumph Financial, Inc. (b)	3,418	198,449
Universal Insurance Holdings, Inc.	515	9,383
Westamerica BanCorp	644	28,529
		1,876,072
Health Care - 28.4%
ACADIA Pharmaceuticals, Inc. (b)	1,459	27,458
Adaptive Biotechnologies Corp. (b)	697	6,154
Agenus, Inc. (b)	5,572	8,469
Akoya Biosciences, Inc. (b)	7,527	61,571
Alignment Healthcare, Inc. (b)	153	973
Alkermes PLC (b)	626	17,647
Amedisys, Inc. (b)	2,040	150,042
AMN Healthcare Services, Inc. (b)	434	36,005
Amneal Pharmaceuticals, Inc. (b)	1,115	1,550
Amphastar Pharmaceuticals, Inc. (b)	491	18,413
Apellis Pharmaceuticals, Inc. (b)	175	11,543
Apollo Medical Holdings, Inc. (b)	149	5,434
Arcus Biosciences, Inc. (b)	4,162	75,915
Arrowhead Pharmaceuticals, Inc. (b)	515	13,081
Arvinas, Inc. (b)	439	11,993
AtriCure, Inc. (b)	78	3,233
Avid Bioservices, Inc. (b)	17,771	333,384
Axonics, Inc. (b)	79	4,310
Beam Therapeutics, Inc. (b)(c)	2,819	86,318
BioCryst Pharmaceuticals, Inc. (b)	155	1,293
BioLife Solutions, Inc. (b)	11,564	251,517
Bluebird Bio, Inc. (b)	21,431	68,151
Blueprint Medicines Corp. (b)	291	13,092
Bridgebio Pharma, Inc. (b)	1,033	17,127
CareDx, Inc. (b)	613	5,603
Caribou Biosciences, Inc. (b)	8,411	44,662
Castle Biosciences, Inc. (b)	7,223	164,107
Catalyst Pharmaceuticals, Inc. (b)	1,824	30,242
Certara, Inc. (b)	5,525	133,208
Cerus Corp. (b)	3,994	11,862
Chemed Corp.	324	174,231
Coherus Biosciences, Inc. (b)	455	3,112
Collegium Pharmaceutical, Inc. (b)	1,385	33,226
CONMED Corp.	3,470	360,394
Corcept Therapeutics, Inc. (b)	545	11,805
CryoPort, Inc. (b)	3,892	93,408
CytoSorbents Corp. (b)	6,223	20,972
Deciphera Pharmaceuticals, Inc. (b)	664	10,259
Denali Therapeutics, Inc. (b)	794	18,294
Dynavax Technologies Corp. (b)	4,509	44,233
Eagle Pharmaceuticals, Inc. (b)	145	4,114
Edgewise Therapeutics, Inc. (b)	9,564	63,792
Evolent Health, Inc. - Class A (b)	459	14,895
Fate Therapeutics, Inc. (b)	485	2,764
Globus Medical, Inc. - Class A (b)	242	13,707
Haemonetics Corp. (b)	1,030	85,232
Halozyme Therapeutics, Inc. (b)	1,260	48,119
Harmony Biosciences Holdings, Inc. (b)	93	3,036
Harvard Bioscience, Inc. (b)	83,660	351,372
Health Catalyst, Inc. (b)	15,046	175,587
HealthEquity, Inc. (b)	314	18,435
Heron Therapeutics, Inc. (b)	8,593	12,975
ImmunoGen, Inc. (b)	10,055	38,611
Inari Medical, Inc. (b)	251	15,497
Inhibrx, Inc. (b)	222	4,189
Innoviva, Inc. (b)	2,249	25,301
Inspire Medical Systems, Inc. (b)	423	99,012
Intellia Therapeutics, Inc. (b)	2,219	82,702
Intra-Cellular Therapies, Inc. (b)	412	22,310
Invitae Corp. (b)	1,365	1,843
iRadimed Corp.	578	22,744
iRhythm Technologies, Inc. (b)	99	12,279
Ironwood Pharmaceuticals, Inc. (b)	5,231	55,030
IVERIC bio, Inc. (b)	681	16,569
Karuna Therapeutics, Inc. (b)	197	35,783
Karyopharm Therapeutics, Inc. (b)	1,908	7,422
Kezar Life Sciences, Inc. (b)	12,408	38,837
Kiniksa Pharmaceuticals Ltd. - Class A (b)	8,668	93,268
Lantheus Holdings, Inc. (b)	891	73,561
LeMaitre Vascular, Inc.	8,228	423,495
Madrigal Pharmaceuticals, Inc. (b)	56	13,567
MaxCyte, Inc. (b)	10,455	51,752
Medpace Holdings, Inc. (b)	2,317	435,712
Merit Medical Systems, Inc. (b)	178	13,163
Mesa Laboratories, Inc.	2,495	435,951
ModivCare, Inc. (b)	157	13,201
Neogen Corp. (b)	7,758	143,678
Nurix Therapeutics, Inc. (b)	440	3,907
NuVasive, Inc. (b)	485	20,035
Olink Holding AB - ADR (b)(c)	8,419	189,680
Omnicell, Inc. (b)	204	11,969
Option Care Health, Inc. (b)	60	1,906
Organogenesis Holdings, Inc. (b)	1,511	3,218
OrthoPediatrics Corp. (b)	5,681	251,611
Pacira BioSciences, Inc. (b)	226	9,223
PetIQ, Inc. (b)	187	2,139
Phreesia, Inc. (b)	531	17,146
Pliant Therapeutics, Inc. (b)	4,806	127,840
Privia Health Group, Inc. (b)	1,057	29,184
Progyny, Inc. (b)	1,869	60,032
Prothena Corp. PLC (b)	2,647	128,300
PTC Therapeutics, Inc. (b)	206	9,979
Quanterix Corp. (b)	6,872	77,447
QuidelOrtho Corp. (b)	147	13,096
R1 RCM, Inc. (b)(c)	2,496	37,440
RAPT Therapeutics, Inc. (b)	430	7,891
Reata Pharmaceuticals, Inc. - Class A (b)	84	7,637
REGENXBIO, Inc. (b)	704	13,313
Relay Therapeutics, Inc. (b)	269	4,430
Relmada Therapeutics, Inc. (b)	429	970
Repligen Corp. (b)	2,140	360,290
Revance Therapeutics, Inc. (b)	3,452	111,189
Rigel Pharmaceuticals, Inc. (b)	1,707	2,253
Sangamo Therapeutics, Inc. (b)	718	1,264
Schrodinger, Inc. (b)	297	7,820
Select Medical Holdings Corp.	472	12,201
Shockwave Medical, Inc. (b)	503	109,065
SI-BONE, Inc. (b)	11,884	233,758
SIGA Technologies, Inc.	6,007	34,540
Silk Road Medical, Inc. (b)	1,338	52,356
Simulations Plus, Inc.	7,810	343,171
STAAR Surgical Co. (b)	673	43,038
Stoke Therapeutics, Inc. (b)	9,108	75,870
Surgery Partners, Inc. (b)	423	14,581
Tactile Systems Technology, Inc. (b)	690	11,330
TG Therapeutics, Inc. (b)	2,030	30,531
The Ensign Group, Inc.	1,189	113,597
The Pennant Group, Inc. (b)	538	7,683
TransMedics Group, Inc. (b)	94	7,119
Treace Medical Concepts, Inc. (b)	246	6,197
Twist Bioscience Corp. (b)	552	8,324
Utah Medical Products, Inc.	75	7,108
Vaxcyte, Inc. (b)	109	4,085
Veracyte, Inc. (b)	3,369	75,129
Vericel Corp. (b)	3,933	115,316
ViewRay, Inc. (b)	584	2,021
Xencor, Inc. (b)	2,468	68,832
Xenon Pharmaceuticals, Inc. (b)	3,111	111,343
Zentalis Pharmaceuticals, Inc. (b)	158	2,718
Zymeworks, Inc. (b)	9,667	87,390
		8,442,308
Industrials - 16.6%
AAON, Inc.	365	35,292
ACV Auctions, Inc. - Class A (b)	414	5,345
Aerojet Rocketdyne Holdings, Inc. (b)	1,032	57,967
AerSale Corp. (b)	2,792	48,078
Alamo Group, Inc.	12	2,210
Allegiant Travel Co. (b)	36	3,311
Alta Equipment Group, Inc.	14,452	229,064
Ameresco, Inc. - Class A (b)	246	12,108
Apogee Enterprises, Inc.	262	11,332
Applied Industrial Technologies, Inc.	707	100,486
Aris Water Solutions, Inc. - Class A	10,810	84,210
Array Technologies, Inc. (b)	46	1,007
ASGN, Inc. (b)	21	1,736
Atkore, Inc. (b)	746	104,798
Barrett Business Services, Inc.	325	28,808
Bloom Energy Corp. - Class A (b)	1,598	31,848
Brady Corp. - Class A	125	6,716
Casella Waste Systems, Inc. - Class A (b)	4,480	370,317
Chart Industries, Inc. (b)	450	56,430
CIRCOR International, Inc. (b)	78	2,427
Columbus McKinnon Corp.	7,226	268,518
Comfort Systems USA, Inc.	515	75,169
Construction Partners, Inc. - Class A (b)	609	16,407
Desktop Metal, Inc. - Class A (b)	764	1,757
EMCOR Group, Inc.	824	133,974
Energy Recovery, Inc. (b)	3,515	81,021
Enerpac Tool Group Corp.	621	15,836
EnerSys	346	30,061
ESCO Technologies, Inc.	65	6,204
ExlService Holdings, Inc. (b)	524	84,799
Exponent, Inc.	417	41,571
First Advantage Corp. (b)	268	3,741
Fluor Corp. (b)	634	19,597
Franklin Covey Co. (b)	718	27,621
FuelCell Energy, Inc. (b)(c)	2,027	5,777
GMS, Inc. (b)	622	36,008
GrafTech International Ltd.	328	1,594
Herc Holdings, Inc.	34	3,873
Heritage-Crystal Clean, Inc. (b)	394	14,030
Hudson Technologies, Inc. (b)	1,093	9,542
IBEX Holdings Ltd. (b)	316	7,710
Insperity, Inc.	220	26,741
Janus International Group, Inc. (b)	3,356	33,090
Luxfer Holdings PLC	6,830	115,427
Marten Transport Ltd.	1,297	27,172
Masonite International Corp. (b)	114	10,348
MasTec, Inc. (b)	39	3,683
Maximus, Inc.	332	26,128
McGrath RentCorp	420	39,190
Mercury Systems, Inc. (b)	6,765	345,827
MRC Global, Inc. (b)	1,588	15,435
Mueller Industries, Inc.	1,326	97,435
MYR Group, Inc. (b)	284	35,787
PGT Innovations, Inc. (b)	183	4,595
Proto Labs, Inc. (b)	616	20,420
Rush Enterprises, Inc. - Class A	3,040	165,984
Saia, Inc. (b)	1,070	291,126
Shoals Technologies Group, Inc. - Class A (b)	1,283	29,240
Simpson Manufacturing Co., Inc.	977	107,118
SiteOne Landscape Supply, Inc. (b)	1,955	267,581
SP Plus Corp. (b)	1,218	41,765
Sterling Infrastructure, Inc. (b)	348	13,182
Terex Corp.	174	8,418
Tetra Tech, Inc.	132	19,392
The AZEK Co., Inc. (b)	5,667	133,401
The Brink's Co.	51	3,407
TPI Composites, Inc. (b)	770	10,049
TriNet Group, Inc. (b)	579	46,673
UFP Industries, Inc.	1,270	100,927
Upwork, Inc. (b)	1,126	12,746
Veritiv Corp. (c)	557	75,273
Verra Mobility Corp. (b)	352	5,956
Wabash National Corp.	1,463	35,975
Watts Water Technologies, Inc. - Class A	111	18,684
WNS Holdings Ltd. - ADR (b)	6,986	650,886
		4,917,361
Information Technology - 18.2%
8x8, Inc. (b)	7,092	29,574
908 Devices, Inc. (b)	11,549	99,321
A10 Networks, Inc.	2,718	42,102
ACI Worldwide, Inc. (b)	1,571	42,386
ACM Research, Inc. - Class A (b)	523	6,119
ADTRAN Holdings, Inc.	840	13,322
Altair Engineering, Inc. - Class A (b)	192	13,845
American Software, Inc. - Class A	309	3,897
Amkor Technology, Inc.	415	10,798
Amplitude, Inc. - Class A (b)	782	9,728
Appfolio, Inc. - Class A (b)	1,704	212,114
Appian Corp. - Class A (b)	91	4,039
Arlo Technologies, Inc. (b)	369	2,236
Asana, Inc. - Class A (b)	580	12,255
Avid Technology, Inc. (b)	479	15,318
Axcelis Technologies, Inc. (b)	895	119,259
AXT, Inc. (b)	19,616	78,072
Badger Meter, Inc.	435	52,992
Belden, Inc.	534	46,335
Blackline, Inc. (b)	1,026	68,896
Box, Inc. - Class A (b)	570	15,270
Calix, Inc. (b)	606	32,475
CEVA, Inc. (b)	7,712	234,676
Coherent Corp. (b)	378	14,394
CommScope Holding Co., Inc. (b)	2,282	14,536
CTS Corp.	323	15,976
Diebold Nixdorf, Inc. (b)	3,384	4,061
DigitalOcean Holdings, Inc. (b)	666	26,087
Diodes, Inc. (b)	55	5,102
Domo, Inc. - Class B (b)	309	4,385
DoubleVerify Holdings, Inc. (b)	7,419	223,683
Edgio, Inc. (b)	67,285	53,229
Endava PLC - ADR (b)	3,400	228,412
EngageSmart, Inc. (b)	257	4,947
Everbridge, Inc. (b)	498	17,266
Extreme Networks, Inc. (b)	1,468	28,068
Fabrinet (b)	367	43,585
FARO Technologies, Inc. (b)	98	2,412
FormFactor, Inc. (b)	540	17,199
Grid Dynamics Holdings, Inc. (b)	7,338	84,093
Guidewire Software, Inc. (b)	1,648	135,218
Harmonic, Inc. (b)	4,938	72,045
Impinj, Inc. (b)	82	11,113
indie Semiconductor, Inc. - Class A (b)	5,416	57,139
Insight Enterprises, Inc. (b)	147	21,015
InterDigital, Inc.	573	41,772
Lattice Semiconductor Corp. (b)	385	36,767
LivePerson, Inc. (b)	975	4,300
MACOM Technology Solutions Holdings, Inc. (b)	1,118	79,199
MaxLinear, Inc. (b)	285	10,035
Model N, Inc. (b)	4,597	153,862
N-able, Inc. (b)	1,251	16,513
Napco Security Technologies, Inc. (b)	1,872	70,350
nLight, Inc. (b)	1,944	19,790
Novanta, Inc. (b)	34	5,409
Onto Innovation, Inc. (b)	313	27,506
PagerDuty, Inc. (b)	1,210	42,326
PDF Solutions, Inc. (b)	1,182	50,117
Pegasystems, Inc.	4,965	240,703
Photronics, Inc. (b)	723	11,987
Plexus Corp. (b)	101	9,855
PowerSchool Holdings, Inc. - Class A (b)	834	16,530
PROS Holdings, Inc. (b)	8,517	233,366
Q2 Holdings, Inc. (b)	253	6,229
Qualys, Inc. (b)	3,621	470,802
Radware Ltd. (b)	9,528	205,233
Rambus, Inc. (b)	1,457	74,686
Rapid7, Inc. (b)	499	22,909
Sapiens International Corp. NV	1,429	31,038
Silicon Laboratories, Inc. (b)	1,780	311,660
Sprout Social, Inc. - Class A (b)	869	52,905
SPS Commerce, Inc. (b)	201	30,612
Sumo Logic, Inc. (b)	339	4,061
Super Micro Computer, Inc. (b)	392	41,768
Synaptics, Inc. (b)	158	17,562
Tenable Holdings, Inc. (b)	1,315	62,476
The Hackett Group, Inc.	1,035	19,127
Varonis Systems, Inc. (b)	218	5,670
Veeco Instruments, Inc. (b)	11,226	237,205
Viavi Solutions, Inc. (b)	885	9,584
Workiva, Inc. (b)	4,671	478,357
		5,401,265
Materials - 2.5%
Aspen Aerogels, Inc. (b)	261	1,944
ATI, Inc. (b)	387	15,271
Balchem Corp.	192	24,284
Cabot Corp.	26	1,993
Chase Corp.	235	24,612
Commercial Metals Co.	75	3,668
Ferroglobe Representation & Warranty Insurance Trust (b)(d)(e)	840	–
Ingevity Corp. (b)	737	52,710
Innospec, Inc.	346	35,524
Livent Corp. (b)	2,136	46,394
Materion Corp.	2,832	328,512
Novagold Resources, Inc. (b)	1,753	10,904
O-I Glass, Inc. (b)	1,641	37,267
Orion Engineered Carbons SA	508	13,254
Quaker Chemical Corp.	715	141,534
Warrior Met Coal, Inc.	58	2,129
		740,000
Real Estate - 0.2%
DigitalBridge Group, Inc.	1,788	21,438
Essential Properties Realty Trust, Inc.	834	20,725
Redfin Corp. (b)	2,022	18,319
Universal Health Realty Income Trust	90	4,330
		64,812
Utilities - 0.4%
Brookfield Infrastructure Corp. - Class A	942	43,389
Clearway Energy, Inc. - Class A	405	12,162
Global Water Resources, Inc.	383	4,761
Otter Tail Corp.	588	42,495
Sunnova Energy International, Inc. (b)	365	5,701
		108,508
Total Common Stocks (Cost $26,642,844)		29,069,105

Total Investments at Value - 97.9% (Cost $26,642,844)		29,069,105
Other Assets in Excess of Liabilities - 2.1%		632,655
Net Assets - 100.0%		$29,701,760

Percentages are stated as a percent of net assets.

ADR - American Depository Receipt

(a) More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(b) Non-income producing security.
(c) This security or a partial position of this security is on loan at March 31, 2023. The total fair value of securities on loan at March 31, 2023 was $384,934.
(d) Level 3 security. Security has been valued at fair value in accordance with procedures adopted by and under the general supervision of the Board of Directors.
The total value of such securities is $0 as of March 31, 2023, representing 0.0% of net assets.
(e) Illiquid security. The total value of such securities is $0 as of March 31, 2023, representing 0.0% of net assets.

The Accompanying Footnotes are an Integral Part of this Schedule of Investments.

SMALL COMPANY GROWTH PORTFOLIO
NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

1. Securities Valuation

Securities listed or traded on U.S. exchanges, including options, futures, swaptions and swap contracts, are valued at the last sales price on the exchange where they are principally traded. In the absence of a current quotation, a security is valued at the mean between the last bid and asked prices on that exchange. Securities quoted on the National Association of Securities Dealers Automatic Quotation (NASDAQ) System, for which there have been sales, are valued at the NASDAQ official closing price. If there are no such sales, a security is valued at the mean between the last bid and ask prices. Securities traded over-the-counter (other than on NASDAQ) are valued at the last current sale price; and if there are no such sales, a security is valued at the mean between the last bid and ask prices. Debt securities are typically valued at an evaluated bid price by a third-party pricing agent employing methodologies that utilize actual market transactions, broker-supplied valuations, or other inputs designed to identify the market value for such securities. Third-party pricing agents often utilize proprietary models that are subjective and require the use of judgment and the application of various assumptions including, but not limited to, interest rates, prepayment speeds, and default rate assumptions. Debt securities that have a remaining maturity of 60 days or less are valued at prices supplied by the Portfolios’ pricing agent for such securities, if available. Otherwise such securities are valued at amortized cost if the Adviser’s Pricing Committee concludes it approximates fair value. Equity securities primarily traded on a foreign exchange are typically valued daily at a price as provided by an independent pricing service, which is an estimate of the fair value price.

Foreign currency contracts, including forward contracts, are valued at the applicable translation rates as supplied by the third-party pricing vendor. In the event market quotations are not readily available, such securities are valued at fair value according to procedures adopted by the Board of Directors (the “Board”) or as determined in good faith by the Adviser’s Pricing Committee, whose members include at least two representatives of Wilshire Advisors LLC (the “Adviser”), one of whom is an officer of the Company. The Adviser has been named the valuation designee to implement the daily pricing and fair valuation procedures of the Portfolios. Fair value is defined as the amount the owner of a security might reasonably expect to receive upon a current sale. Securities whose value does not reflect fair value because a significant valuation event has occurred may be valued at fair value by the Pricing Committee in accordance with the Company’s valuation procedures. Significant events may include, but are not limited to, the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector. The value of fair valued securities may be different from the last sale price (or the mean between the last bid and asked prices), and there is no guarantee that a fair valued security will be sold at the price at which a Portfolio is carrying the security.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

● Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Portfolios have the ability to access at the measurement date;

● Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

● Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. During the period ended March 31, 2023, there have been no significant changes to the Portfolio's fair value methodologies.

The following is a summary of the inputs used to value the Portfolio's investments as of March 31, 2023:

Small Company Growth Portfolio	Level 1	Level 2	Level 3		Total
Common Stocks . . . . . . . . . . . . . . . . . . . . . . .	$29,069,105	$-	$-	*	$29,069,105
Total . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$29,069,105	$-	$-		$29,069,105

* Includes securities that have been fair valued at $0.

Refer to the Portfolio’s Schedule of Investments for a listing of the securities by industry or sector type. Small Company Growth Portfolio held a common stock that was measured at fair value on a recurring basis using significant unobservable inputs (Level 3) totaling $0 as of March 31, 2023. A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments, is only presented when a Portfolio has over 1% of Level 3 investments.